OPPENHEIMER STRATEGIC INCOME & GROWTH FUND
Semiannual Report March 31, 1997

[PHOTO]

"We want
our money to
WORK hard,
but we're
concerned
about risk."

[LOGO]

OPPENHEIMERFUNDS
THE RIGHT WAY TO INVEST

          YIELD

    STANDARDIZED YIELDS

For the 30 Days Ended 3/31/97:(3)



Class A


 5.53%

Class B



 5.01%

Class C


 5.02%

    BEAT THE AVERAGE


Total Return for the 1-Year Period Ended 3/31/97:

Oppenheimer Strategic Income
& Growth Fund
Class A Shares (at net asset
value)(1)

 13.42%


Lipper Flexible Portfolio Average
for 196 Funds for the 1-Year
Period Ended
3/31/97(4)

 10.13%



This Fund is for people who want HIGH INCOME with the potential for growth, from an investment that's strategically designed to lower risk.

HOW YOUR FUND IS MANAGED

Oppenheimer Strategic Income & Growth Fund seeks its objectives by strategically allocating assets among four sectors: U.S. government issues, foreign fixed income securities, higher-yielding, lower-rated corporate bonds and domestic stocks. Strategic investing gives the Fund's managers the flexibility to shift assets among three fixed income sectors to capitalize on worldwide investment opportunities to seek high income. Investing in stocks can help the Fund seek its growth objective. Combining strategically managed fixed income investments with stock investments may reduce the risk of concentrating investments in any one sector. And the ability to move assets quickly and decisively among a wide variety of investments and global financial markets is crucial to good performance and reduced risk.

PERFORMANCE

Total returns for the six months ended 3/31/97 were 5.91% for Class A shares, 5.52% for Class B shares and 5.52% for Class C shares, without deducting sales charges.(1)

    Your Fund's average annual total returns for Class A shares for the 1-year period ended 3/31/97 and since inception on 6/1/92 were 8.04% and 8.88%, respectively. For Class B shares, average annual total returns for the 1-year period ended 3/31/97 and since inception on 11/30/92 were 7.59% and 8.99%, respectively. For Class C shares, average annual total returns for the 1-year period ended 3/31/97 and since inception on 10/2/95 were 11.34% and 13.91%, respectively.(2)


Total returns include change in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. IN REVIEWING PERFORMANCE AND RANKINGS, PLEASE REMEMBER THAT PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST.
1. Includes change in net asset value per share without deducting any sales charges. Such performance is not annualized and would have been lower if sales charges were taken into account.
2. Class A returns include the current maximum initial sales charge of 4.75%. Class B returns include the applicable contingent deferred sales charge of 5% (1 year) and 2% (since inception). Class C returns include the 1% contingent deferred sales charge for the 1-year result. An explanation of the different total returns is in the Fund's prospectus. Class B and Class C shares are subject to an annual 0.75% asset-based sales charge.
3. Standardized yield is based on net investment income for the 30-day period ended 3/31/97. Falling net asset values will tend to artificially raise yields.
4. Source: Lipper Analytical Services, 3/31/97. The Lipper average is shown for comparative purposes only. Funds included in the index may have different investment policies and risks than the Fund. Oppenheimer Strategic Income & Growth Fund is characterized by Lipper as a flexible portfolio fund. Lipper performance is based on total return and does not take sales charges into consideration.



2  Oppenheimer Strategic Income & Growth Fund

[PHOTO]
James C. Swain
Chairman
Oppenheimer
Strategic Income &
Growth Fund

[PHOTO]
Bridget A. Macaskill
President
Oppenheimer
Strategic Income &
Growth Fund

Dear Shareholder,


As we enter the second quarter, we are optimistic regarding the prospects for fixed income investors who maintain a long-term perspective. While U.S. economic policy makers face a considerable challenge in 1997, maintaining the delicate balance between moderate growth and low inflation, we believe current political and economic stability creates a favorable environment for long-term investments. In fact, the current economic trend appears to follow the pattern that emerged in early 1996.

    The similarities between the first few months of 1996 and those of 1997 are striking. In both cases, economic growth was slightly more robust than expected, and many experts were concerned that an overheating economy would generate inflation. On March 18th, as a preemptive move against inflation, Federal Reserve Board Chairman Alan Greenspan raised short-term interest rates by a modest amount. This was the first change in monetary policy since January 1996, and the first increase in short-term interest rates in over two years. Today, it appears this initial interest-rate increase may not be the last, and investors remain concerned about high stock market valuations and the potential re-emergence of inflation.


    At OppenheimerFunds, we are optimistic regarding the long-term expectations for fixed income markets. We maintain that economic growth will not accelerate substantially but should continue at a modest rate. In addition, as investors in general become more realistic about stock market returns, we foresee fixed income investments becoming attractive relative to potentially more volatile investments in equities.


    In the near term, select yield-oriented securities, such as mortgage-backed and foreign securities--particularly those in emerging markets--are well-positioned for producing higher returns and current income. That's because mortgage-backed securities perform well in a rising interest-rate environment, and emerging market securities tend to be less sensitive to U.S. interest-rate and currency movements. Our long-term outlook is that we may see an increase in the demand for U.S. fixed income products which could drive yields lower and make it difficult to maintain today's income stream. However, this increased demand could provide the fixed income investor with enhanced long-term investment opportunities.

    Your portfolio managers discuss the outlook for your Fund in light of these broad issues on the following pages. Thank you for your confidence in OppenheimerFunds, THE RIGHT WAY TO INVEST. We look forward to helping you reach your investment goals in the future.


/s/ James C. Swain

James C. Swain


/s/ Bridget A. Macaskill

Bridget A. Macaskill



April 21, 1997


3  Oppenheimer Strategic Income & Growth Fund

ROBERT DOLL
DAVID NEGRI
ART STEINMETZ
Portfolio Managers

Q + A

AN INTERVIEW WITH YOUR FUND'S MANAGERS.

HOW HAS THE FUND PERFORMED?

Continued U.S. economic growth and low inflation meant modest to strong returns across Oppenheimer Strategic Income & Growth Fund's four investment sectors--high yield, U.S. government and foreign bonds and domestic stocks. Because the yield on U.S. government bonds fell during the period, we reduced the duration of our U.S. Treasury holdings in order to protect the Fund from excessive interest-rate exposure. We also increased the Fund's holdings of foreign government bonds. The diversification worked well and the Fund's Class A shares returned performance of 5.91%, before sales charges, for the six-month period ending March 31, 1997.(1)

WHAT INVESTMENTS OR MARKET CONDITIONS MADE POSITIVE CONTRIBUTIONS TO
PERFORMANCE?

The continued growth of the U.S. equity market, led by large-capitalization stocks, contributed to the Fund's performance. Our technology and financial-services holdings were the Fund's best performing sectors. However, in anticipation of slower growth in 1997, we decreased our equity exposure slightly.

    In addition, we were heavily exposed to high-yield corporate bonds in the telecommunications sector. The break-up of government monopolies, both in the United States and abroad, has been beneficial for new companies in the sector.

    Our investments in dollar-denominated emerging market bonds, particularly in Latin America, returned exceptional performance. Although yields remain attractive, we are beginning to see high valuations and are looking to diversify into other foreign debt instruments, such as those found in the developing economies of Eastern Europe. Of course, any foreign investment entails greater expenses and risks, such as adverse market changes due to currency fluctuations. But, by diversifying the portfolio by country and industry, we aim to reduce those risks.(2)

WHAT INVESTMENTS DID NOT PERFORM AS EXPECTED?

Oversupply and regulatory changes hurt the performance of our gaming sector holdings. Returns for these holdings were respectable but disappointing when compared with some of the Fund's best performers. Also, weaker growth in Asia and Europe dampened demand for our holdings in the metal/mining and paper product industries. Although our investments in these three industries underperformed our expectations, the Fund's low exposure minimized the impact on performance.

WHAT AREAS ARE YOU CURRENTLY TARGETING?

Because of the recent interest-rate hike by the Federal Reserve, we will continue to keep an eye on the Fund's U.S. Treasury durations. As long as there continues to be a possibility of another Fed increase we will keep our interest-rate exposure to a minimum.

    We will also continue to diversify outside of the traditional dollar-denominated emerging market bonds that are sensitive to interest-rate increases. We are looking into money market instruments denominated in the local currencies of Eastern Europe and Southeast Asia.


1. Includes change in net asset value per share without deducting any sales charges. Such performance is not annualized and would have been lower if sales charges were taken into account.
2. The Fund's portfolio is subject to change.



4  Oppenheimer Strategic Income & Growth Fund

                                  STATEMENT OF INVESTMENTS   March 31, 1997 (Unaudited)


                                                                                                        FACE         MARKET VALUE
                                                                                                        AMOUNT(1)    SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED
OBLIGATIONS--15.7%
----------------------------------------------------------------------------------------------------------------------------------
GOVERNMENT AGENCY--13.5%
----------------------------------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED--7.3%        Federal Home Loan Mortgage Corp.:
                                  Collateralized Mtg. Obligations, Gtd. Multiclass Mtg.
                                  Participation Certificates, Series 151, Cl. F, 9%, 5/15/21            $1,000,000    $ 1,060,625
                                  Collateralized Mtg. Obligations, Gtd. Multiclass Mtg.
                                  Participation Certificates, Series 176, Cl. F, 8.95%, 3/15/20             17,297         17,254
                                  Interest-Only Stripped Mtg.-Backed Security, Trust 177, Cl. B,
                                  13.573%, 7/1/26(2)                                                     1,560,767        581,874
                                  ------------------------------------------------------------------------------------------------
                                  Federal National Mortgage Assn., 7.50%, 4/25/27(3)                     5,000,000      4,906,250
                                                                                                                      -----------
                                                                                                                        6,566,003

----------------------------------------------------------------------------------------------------------------------------------
GNMA/GUARANTEED--6.2%             Government National Mortgage Assn.:
                                  6%, 3/20/26                                                            1,367,677      1,396,741
                                  7%, 4/15/26                                                            4,322,185      4,125,526
                                                                                                                      -----------
                                                                                                                        5,522,267

----------------------------------------------------------------------------------------------------------------------------------
PRIVATE--2.2%
----------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL--1.4%                  Morgan Stanley Capital I, Inc., Commercial Mtg. Pass-Through
                                  Certificates, Series 1996-C1, Cl. F, 7.51%, 2/15/28(4)(5)                 97,137         65,264
                                  ------------------------------------------------------------------------------------------------
                                  Resolution Trust Corp., Commercial Mtg. Pass-Through
                                  Certificates:
                                  Series 1992-CHF, Cl. D, 8.25%, 12/25/20                                  264,881        265,999
                                  Series 1993-C1, Cl. D, 9.45%, 5/25/24                                    252,980        258,336
                                  Series 1994-C2, Cl. E, 8%, 4/25/25                                       436,316        430,453
                                  Series 1994-C2, Cl. G, 8%, 4/25/25                                       198,826        180,746
                                  ------------------------------------------------------------------------------------------------
                                  Structured Asset Securities Corp., Multiclass Pass-Through
                                  Certificates, Series 1995-C4, Cl. E, 8.723%, 6/25/26(4)(5)                27,688         25,949
                                                                                                                      -----------
                                                                                                                        1,226,747

----------------------------------------------------------------------------------------------------------------------------------
MULTI-FAMILY--0.6%                Mortgage Capital Funding, Inc., Multifamily Mtg. Pass-Through
                                  Certificates, Series 1996-MC1, Cl. G, 7.15%, 6/15/06(5)                  400,000        342,625
                                  ------------------------------------------------------------------------------------------------
                                  Resolution Trust Corp., Commercial Mtg. Pass-Through Certificates,
                                  Series 1991-M6, Cl. B4, 6.757%, 6/25/21(4)                                58,529         57,413
                                  ------------------------------------------------------------------------------------------------
                                  Salomon Brothers Mortgage Securities VII,
                                  Series 1996-CL, Cl. F, 9.185%, 1/20/28(4)                                250,000        184,063
                                                                                                                      -----------
                                                                                                                          584,101

----------------------------------------------------------------------------------------------------------------------------------
RESIDENTIAL--0.2%                 Salomon Brothers Mortgage Securities VII,
                                  Series 1996-B, Cl. 1, 7.136%, 4/25/26                                    297,430        193,702
                                                                                                                      -----------
                                  Total Mortgage-Backed Obligations (Cost $14,049,049)                                 14,092,820

----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS
--23.1%
----------------------------------------------------------------------------------------------------------------------------------
                                  U.S. Treasury Bonds, 6.50%, 11/15/26                                     360,000        331,313
                                  ------------------------------------------------------------------------------------------------
                                  U.S. Treasury Nts.:
                                  10.75%, 5/15/03                                                        2,150,000      2,564,548
                                  6%, 2/15/26(6)(7)                                                        500,000        427,656
                                  6.25%, 2/15/03                                                         7,330,000      7,130,719
                                  7.50%, 10/31/99(8)                                                     4,000,000      4,087,504
                                  7.50%, 5/15/02                                                           327,000        337,219
                                  8.50%, 2/15/00                                                         5,500,000      5,769,846
                                                                                                                      -----------
                                  Total U.S. Government Obligations (Cost $21,164,016)                                 20,648,805

                                  5  Oppenheimer Strategic Income & Growth Fund

                                  STATEMENT OF INVESTMENTS   (Unaudited) (Continued)
                                                                                                         FACE         MARKET VALUE
                                                                                                         AMOUNT(1)    SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
FOREIGN GOVERNMENT
OBLIGATIONS--20.8%
----------------------------------------------------------------------------------------------------------------------------------
ARGENTINA--1.7%                   Argentina (Republic of):
                                  Bonds, 5%, 12/20/02(JPY)                                              20,000,000     $  161,235
                                  Bonds, Bonos de Consolidacion de Deudas, Series I, 3.176%,
                                  4/1/01(4)(9)(ARP)                                                        220,946        195,239
                                  Bonds, Bonos de Consolidacion de Deudas, Series I, 5.438%,
                                  4/1/01(4)(9)                                                             575,189        548,212
                                  Nts., 11.75%, 2/12/07(10)(ARP)                                           150,000        150,572
                                  Par Bonds, 5.50%, 3/31/23(11)                                             55,000         34,444
                                  Past Due Interest Bonds, Series L, 6.75%, 3/31/05(4)                     252,200        226,192
                                  Unsec. Unsub. Nts., 5.50%, 3/27/01(JPY)                               20,000,000        167,503
                                                                                                                      -----------
                                                                                                                        1,483,397

----------------------------------------------------------------------------------------------------------------------------------
AUSTRALIA--1.7%                   Australia (Commonwealth of) Bonds:
                                  12%, 7/15/99(AUD)                                                        440,000        381,806
                                  7.50%, 7/15/05(AUD)                                                       40,000         30,549
                                  ------------------------------------------------------------------------------------------------
                                  Queensland Treasury Corp.:
                                  Exchangeable Gtd. Nts., 8%, 8/14/01(AUD)                                 615,000        489,598
                                  Gtd. Nts., 10.50%, 5/15/03(AUD)                                           90,000         79,546
                                  ------------------------------------------------------------------------------------------------
                                  Treasury Corp. of Victoria Gtd. Bonds, 10.25%, 11/15/06(AUD)             545,000        485,282
                                  ------------------------------------------------------------------------------------------------
                                  Western Australia Treasury Corp. Gtd. Bonds, Series 3, 8%,
                                  7/15/03 (AUD)                                                             55,000         43,251
                                                                                                                      -----------
                                                                                                                        1,510,032

----------------------------------------------------------------------------------------------------------------------------------
BRAZIL--1.1%                      Brazil (Federal Republic of) Eligible Interest Bonds, 6.50%,
                                  4/15/06(4)                                                               650,000        581,344
                                  ------------------------------------------------------------------------------------------------
                                  Comtel Brasileira Ltd. Nts., 10.75%, 9/26/04(10)                         400,000        423,000
                                  ------------------------------------------------------------------------------------------------
                                  Telecomunicacoes Brasileiras SA Medium-Term Nts., 11.301%,
                                  12/9/99(4)                                                                10,000         10,475
                                                                                                                      -----------
                                                                                                                        1,014,819

----------------------------------------------------------------------------------------------------------------------------------
CANADA--3.3%                      Canada (Government of) Bonds:
                                  11.75%, 2/1/03(CAD)                                                      290,000        265,720
                                  7%, 12/1/06(CAD)                                                          60,000         44,301
                                  8.75%, 12/1/05(CAD)                                                      495,000        407,306
                                  9.75%, 12/1/01(CAD)                                                      260,000        216,429
                                  9.75%, 6/1/01(CAD)                                                     1,670,000      1,379,781
                                  Series A-33, 11.50%, 9/1/00(CAD)                                         585,000        499,920
                                  ------------------------------------------------------------------------------------------------
                                  NAV Canada Bonds, Series 97-2, 7.56%, 3/1/27(CAD)                        150,000        107,683
                                                                                                                      -----------
                                                                                                                        2,921,140

----------------------------------------------------------------------------------------------------------------------------------
FINLAND--1.3%                     Finland (Republic of) Bonds:
                                  7.25%, 4/18/06(FIM)                                                    2,000,000        429,410
                                  9.50%, 3/15/04(FIM)                                                    3,000,000        728,327
                                                                                                                      -----------
                                                                                                                        1,157,737

----------------------------------------------------------------------------------------------------------------------------------
GERMANY--1.9%                     Germany (Republic of) Bonds, Series 94, 6.25%, 1/4/24(DEM)             2,955,000      1,681,900
----------------------------------------------------------------------------------------------------------------------------------
GREAT BRITAIN--2.2%               United Kingdom Treasury:
                                  Bonds, 10%, 9/8/03(GBP)                                                  875,000      1,610,952
                                  Nts., 12.50%, 11/21/05(GBP)                                               62,000        127,483
                                  9.75%, 8/27/02(GBP)                                                      115,000        207,190
                                                                                                                      -----------
                                                                                                                        1,945,625

----------------------------------------------------------------------------------------------------------------------------------
INDONESIA--1.0%                   Wijaya Karya Negotiable Promissory Nts., Zero Coupon,
                                  14.43%, 12/9/97(12)(IDR)                                           2,400,000,000        908,905

                                  6  Oppenheimer Strategic Income & Growth Fund

                                                                                                         FACE         MARKET VALUE
                                                                                                         AMOUNT(1)    SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
IRELAND--0.1%                     Ireland (Government of) Bonds, 9.25%, 7/11/03(IEP)                        60,000     $  109,557
----------------------------------------------------------------------------------------------------------------------------------
ITALY--0.8%                       Italy (Republic of) Treasury Bonds, Buoni del Tesoro Poliennali:
                                  10.50%, 4/1/00(ITL)                                                  200,000,000        129,213
                                  10.50%, 7/15/00(ITL)                                                 430,000,000        278,633
                                  10.50%, 7/15/98(ITL)                                                  85,000,000         52,664
                                  9%, 10/1/03(ITL)                                                     195,000,000        123,143
                                  9.50%, 5/1/01(ITL)                                                   195,000,000        124,545
                                                                                                                      -----------
                                                                                                                          708,198
----------------------------------------------------------------------------------------------------------------------------------
MALAYSIA--0.1%                    Petronas Carigali Nts., Zero Coupon, 7.15%, 5/12/97(12)(MYR)             200,000         80,107
----------------------------------------------------------------------------------------------------------------------------------
MEXICO--1.3%                      Banco Nacional de Comercio Exterior SNC International Finance
                                  BV Gtd.:
                                  Bonds, 10.629%, 6/23/97(4)(10)                                           120,000        121,665
                                  Registered Bonds, 11.25%, 5/30/06                                        110,000        120,038
                                  ------------------------------------------------------------------------------------------------
                                  Bonos de la Tesoreria de la Federacion, Zero Coupon:
                                  23.15%, 12/31/97(12)(MXP)                                              6,186,170        664,013
                                  24.71%, 12/4/97(12)(MXP)                                                 729,960         79,623
                                  ------------------------------------------------------------------------------------------------
                                  United Mexican States Bonds:
                                  10.375%, 1/29/03(DEM)                                                    150,000         99,977
                                  16.50%, 9/1/08(5)(GBP)                                                    35,000         78,580
                                                                                                                      -----------
                                                                                                                        1,163,896

----------------------------------------------------------------------------------------------------------------------------------
NEW ZEALAND--1.4%                 New Zealand (Government of):
                                  Bonds, 10%, 7/15/97(NZD)                                                 975,000        682,013
                                  Bonds, 8%, 11/15/06(NZD)                                                 345,000        241,023
                                  Index Linked Bonds, 4.60%, 2/15/16(NZD)                                  225,000        150,004
                                  ------------------------------------------------------------------------------------------------
                                  Transpower Finance Ltd. Gtd. Unsec. Unsub. Bonds:
                                  8%, 2/15/01(5)(NZD)                                                      165,000        113,577
                                  8%, 3/15/02(NZD)                                                         165,000        113,077
                                                                                                                      -----------
                                                                                                                        1,299,694

----------------------------------------------------------------------------------------------------------------------------------
POLAND--0.6%                      Poland (Republic of) Bonds:
                                  16%, 2/12/99(PLZ)                                                      1,400,000        423,660
                                  16%, 6/12/98(PLZ)                                                        300,000         91,944
                                                                                                                      -----------
                                                                                                                          515,604

----------------------------------------------------------------------------------------------------------------------------------
ROMANIA--0.0%                     Romanian Commercial Bank Bonds, 9.125%, 3/10/00(5)                        25,000         24,516
----------------------------------------------------------------------------------------------------------------------------------
SOUTH AFRICA--0.2%                South Africa (Republic of) Bonds, 12.50%, 12/21/06(ZAR)                  400,000         77,871
                                  ------------------------------------------------------------------------------------------------
                                  Telkom SA Ltd. Bonds, Series TK05, 12%, 3/31/98(ZAR)                     699,000        153,036
                                                                                                                      -----------
                                                                                                                          230,907

----------------------------------------------------------------------------------------------------------------------------------
SPAIN--1.1%                       Spain (Kingdom of) Gtd. Bonds, Bonos y Obligacion del Estado:
                                  10.25%, 11/30/98(ESP)                                                 25,800,000        193,718
                                  10.30%, 6/15/02(ESP)                                                  39,150,000        320,253
                                  10.50%, 10/30/03(ESP)                                                 22,100,000        185,286
                                  12.25%, 3/25/00(ESP)                                                  31,600,000        258,381
                                                                                                                      -----------
                                                                                                                          957,638

----------------------------------------------------------------------------------------------------------------------------------
SWEDEN--0.5%                      Sweden (Kingdom of):
                                  Bonds, Series 1030, 13%, 6/15/01(SEK)                                  2,600,000        433,142
                                  Debs., Series 1038, 6.50%, 10/25/06(SEK)                                 500,000         63,018
                                                                                                                      -----------
                                                                                                                          496,160


                                  7  Oppenheimer Strategic Income & Growth Fund

                                  STATEMENT OF INVESTMENTS   (Unaudited) (Continued)
                                                                                                         FACE         MARKET VALUE
                                                                                                         AMOUNT(1)    SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
VENEZUELA--0.5%                   Venezuela (Republic of):
                                  Disc. Bonds, Series DL, 6.50%, 12/18/07(4)                              $250,000    $   216,250
                                  New Money Bonds, Series A, 6.625%, 12/18/05(4)                           250,000        218,906
                                                                                                                      -----------
                                                                                                                          435,156
                                                                                                                      -----------
                                  Total Foreign Government Obligations (Cost $18,824,372)                              18,644,988

----------------------------------------------------------------------------------------------------------------------------------
LOAN PARTICIPATIONS--0.5%
----------------------------------------------------------------------------------------------------------------------------------
                                  Colombia (Republic of) 1989-1990 Integrated Loan Facility Bonds,
                                  6.563%, 7/1/01(4)(5)                                                     285,760        268,614
                                  ------------------------------------------------------------------------------------------------
                                  Morocco (Kingdom of) Loan Participation Agreement, Tranche A,
                                  6.375%, 1/1/09(4)                                                        165,000        142,416
                                  ------------------------------------------------------------------------------------------------
                                  United Mexican States, Combined Facility 3, Loan Participation
                                  Agreement, Tranche A, 6.437%, 9/20/97(4)(5)                               28,640         26,635
                                                                                                                      -----------
                                  Total Loan Participations (Cost $442,340)                                               437,665

----------------------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES--20.1%
----------------------------------------------------------------------------------------------------------------------------------
BASIC INDUSTRY--3.0%
----------------------------------------------------------------------------------------------------------------------------------
CHEMICALS--0.2%                   NL Industries, Inc., 0%/13% Sr. Sec. Disc. Nts., 10/15/05(13)            230,000        208,150
----------------------------------------------------------------------------------------------------------------------------------
METALS/MINING--0.4%               Carbide/Graphite Group, Inc. (The), 11.50% Sr. Nts., 9/1/03(5)           300,000        328,500
----------------------------------------------------------------------------------------------------------------------------------
PAPER--1.7%                       Asia Pulp & Paper International Finance Co.,
                                  Zero Coupon Asian Currency Nts.:
                                  14.46%, 1/23/98(12) IDR                                              130,000,000         48,499
                                  16.32%, 11/14/97(12) IDR                                           1,000,000,000        382,881
                                  ------------------------------------------------------------------------------------------------
                                  Repap New Brunswick, Inc.:
                                  10.625% Second Priority Sr. Sec. Nts., 4/15/05                            60,000         58,950
                                  8.875% First Priority Sr. Sec. Nts., 7/15/00(4)                          200,000        196,000
                                  ------------------------------------------------------------------------------------------------
                                  Repap Wisconsin, Inc., 9.875% Second Priority Sr. Nts., 5/1/06           220,000        213,950
                                  ------------------------------------------------------------------------------------------------
                                  Riverwood International Corp., 10.25% Sr. Nts., 4/1/06                   250,000        232,500
                                  ------------------------------------------------------------------------------------------------
                                  Stone Container Corp.:
                                  10.75% First Mtg. Nts., 10/1/02                                          200,000        197,750
                                  10.75% Sr. Sub. Nts., 6/15/97                                            200,000        201,250
                                                                                                                      -----------
                                                                                                                        1,531,780

----------------------------------------------------------------------------------------------------------------------------------
STEEL--0.7%                       AK Steel Corp., 9.125% Sr. Nts., 12/15/06                                300,000        297,750
                                  ------------------------------------------------------------------------------------------------
                                  Bar Technologies, Inc., 13.50% Sr. Sec. Nts., 4/1/01                     300,000        300,000
                                                                                                                      -----------
                                                                                                                          597,750

----------------------------------------------------------------------------------------------------------------------------------
CONSUMER RELATED--1.3%
----------------------------------------------------------------------------------------------------------------------------------
CONSUMER PRODUCTS--0.5%           E & S Holdings Corp., 10.375% Sr. Sub. Nts., 10/1/06                     400,000        412,000
                                  ------------------------------------------------------------------------------------------------
                                  Fletcher Challenge Ltd.:
                                  10% Cv. Unsec. Sub. Nts., 4/30/05(NZD)                                    35,000         25,023
                                  10.75% Cv. Sub. Nts., 12/15/97(NZD)                                       35,000         24,643
                                  14.50% Cv. Sub. Nts., 9/30/00(NZD)                                        35,000         27,966
                                                                                                                      -----------
                                                                                                                          489,632

----------------------------------------------------------------------------------------------------------------------------------
HOTEL/GAMING--0.6%                Grupo Posadas SA de CV, 10.375% Bonds, 2/13/02(10)                        25,000         24,797
                                  ------------------------------------------------------------------------------------------------
                                  Showboat Marina Casino Partnership/Showboat Marina Finance Corp.,
                                  13.50% First Mtg. Nts., Series B, 3/15/03                                400,000        444,000
                                  ------------------------------------------------------------------------------------------------
                                  Trump Atlantic City Associates/Trump Atlantic City Funding, Inc.,
                                  11.25% First Mtg. Nts., 5/1/06                                            50,000         45,375
                                                                                                                      -----------
                                                                                                                          514,172

                                  8  Oppenheimer Strategic Income & Growth Fund

                                                                                                         FACE         MARKET VALUE
                                                                                                         AMOUNT(1)    SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
RESTAURANTS--0.2%                 Ameriking, Inc., 10.75% Sr. Nts., 12/1/06(5)                        $    200,000     $  208,500
----------------------------------------------------------------------------------------------------------------------------------
ENERGY--0.2%
----------------------------------------------------------------------------------------------------------------------------------
                                  Esso Malaysia Berhad, Zero Coupon Promissory Nts., 7.72%,
                                  7/10/97(12)(MYR)                                                         500,000        197,924
----------------------------------------------------------------------------------------------------------------------------------
FINANCIAL SERVICES--2.1%
----------------------------------------------------------------------------------------------------------------------------------
BANKS & THRIFTS--0.8%             Alliance & Leicester Building Society, 8.75% Unsec. Sub. Nts.,
                                  12/7/06(GBP)                                                              60,000         99,434
                                  ------------------------------------------------------------------------------------------------
                                  Banco de Colombia, 5.20% Cv. Jr. Unsec. Sub. Nts., 2/1/99(5)              50,000         45,250
                                  ------------------------------------------------------------------------------------------------
                                  Banco Nacional de Mexico SA, 11% Sub. Exchangeable Capital Debs.,
                                  7/15/03                                                                  100,000        105,250
                                  ------------------------------------------------------------------------------------------------
                                  Bank Dagang Nasional Indonesia, Zero Coupon Negotiable CD,
                                  14.91%, 11/21/97(12)(IDR)                                            200,000,000         76,738
                                  ------------------------------------------------------------------------------------------------
                                  Bank of America Malaysia, Zero Coupon Nts., 7.20%, 4/25/97(12)(MYR)      200,000         80,379
                                  ------------------------------------------------------------------------------------------------
                                  First Nationwide Escrow Corp., 10.625% Sr. Sub. Nts., 10/1/03(10)        250,000        265,625
                                                                                                                      -----------
                                                                                                                          672,676

----------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL--0.9%       Amresco, Inc., 10% Sr. Sub. Nts., Series 97-A, 3/15/04                   200,000        197,750
                                  ------------------------------------------------------------------------------------------------
                                  Banco del Atlantico SA, 7.875% Eurobonds, 11/5/98                         50,000         49,187
                                  ------------------------------------------------------------------------------------------------
                                  General Electric Capital Corp., 11.625% Nts., 10/29/97(SKK)            7,800,000        233,955
                                  ------------------------------------------------------------------------------------------------
                                  Saul (B.F.) Real Estate Investment Trust, 11.625% Sr. Sec. Nts.,
                                  Series B, 4/1/02                                                         300,000        322,500
                                                                                                                      -----------
                                                                                                                          803,392

----------------------------------------------------------------------------------------------------------------------------------
INSURANCE--0.4%                   Life Partners Group, Inc., 12.75% Sr. Sub. Nts., 7/15/02(5)(8)           300,000        316,500
----------------------------------------------------------------------------------------------------------------------------------
HOUSING RELATED--0.5%
----------------------------------------------------------------------------------------------------------------------------------
HOMEBUILDERS/                     Blue Bell Funding, Inc., 11.85% Sec. Extendible Adjustable Rate
REAL ESTATE--0.5%                 Nts., 5/1/99                                                             396,000        405,900
----------------------------------------------------------------------------------------------------------------------------------
MANUFACTURING--2.1%
----------------------------------------------------------------------------------------------------------------------------------
AEROSPACE/ELECTRONICS/            America West Airlines, Inc., 10.75% Sr. Nts., 9/1/05                     510,000        536,775
COMPUTERS--0.8%                   -----------------------------------------------------------------------------------------------
                                  Bell & Howell Co. (New), 0%/11.50% Sr. Disc. Debs., Series B,
                                  3/1/05(13)                                                               250,000        193,750
                                                                                                                      -----------
                                                                                                                          730,525
----------------------------------------------------------------------------------------------------------------------------------
AUTOMOTIVE--0.3%                  Hayes Wheels International, Inc., 11% Sr. Sub. Nts., 7/15/06             200,000        217,000
                                  -----------------------------------------------------------------------------------------------
                                  Penda Corp., 10.75% Sr. Nts., Series B, 3/1/04(5)                         45,000         45,112
                                                                                                                      -----------
                                                                                                                          262,112
----------------------------------------------------------------------------------------------------------------------------------
CAPITAL GOODS--1.0%               Communications & Power Industries, Inc., 12% Sr. Sub. Nts.,
                                  Series B, 8/1/05(5)                                                      300,000        333,750
                                  -----------------------------------------------------------------------------------------------
                                  Mettler Toledo, Inc., 9.75% Gtd. Sr. Sub. Nts., 10/1/06                  300,000        310,500
                                  -----------------------------------------------------------------------------------------------
                                  Samsonite Corp., 11.125% Sr. Sub. Nts., 7/15/05(5)                       219,000        245,827
                                                                                                                      -----------
                                                                                                                          890,077
----------------------------------------------------------------------------------------------------------------------------------
MEDIA--2.9%
----------------------------------------------------------------------------------------------------------------------------------
BROADCASTING--0.2%                TV Azteca SA de CV, 10.50% Sr. Nts., 2/15/07(10)                         200,000        196,000
----------------------------------------------------------------------------------------------------------------------------------
CABLE TELEVISION--2.3%            Cablevision Systems Corp.:
                                  10.50% Sr. Sub. Debs., 5/15/16                                           250,000        253,750
                                  9.875% Sr. Sub. Debs., 2/15/13                                           250,000        243,125
                                  -----------------------------------------------------------------------------------------------
                                  EchoStar Communications Corp., 0%/12.875% Sr. Disc. Nts., 6/1/04(13)      50,000         43,000
                                  -----------------------------------------------------------------------------------------------
                                  Helicon Group LP/Helicon Capital Corp., 11% Sr. Sec. Nts., Series B,
                                   11/1/03(4)                                                              200,000        203,500
                                  -----------------------------------------------------------------------------------------------
                                  Panamsat LP/Panamsat Capital Corp., 0%/11.375% Sr. Sub. Disc. Nts.,
                                  8/1/03(13)                                                               750,000        706,875
                                  -----------------------------------------------------------------------------------------------
                                  Rogers Cablesystems Ltd., 10% Second Priority Sr. Sec. Debs., 12/1/07    300,000        312,750
                                  -----------------------------------------------------------------------------------------------
                                  TKR Cable I, Inc., 10.50% Sr. Debs., 10/30/07                            300,000        324,429
                                                                                                                      -----------
                                                                                                                        2,087,429

                                  9  Oppenheimer Strategic Income & Growth Fund

                                  STATEMENT OF INVESTMENTS   (Unaudited) (Continued)
                                                                                                         FACE         MARKET VALUE
                                                                                                         AMOUNT(1)    SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
ENTERTAINMENT/FILM--0.4%          Imax Corp., 10% Sr. Nts., 3/1/01                                     $   320,000     $  326,800
----------------------------------------------------------------------------------------------------------------------------------
OTHER--0.2%
----------------------------------------------------------------------------------------------------------------------------------
CONGLOMERATES--0.1%               Empresas ICA Sociedad Controladora SA de CV, 11.875% Nts., 5/30/01        30,000         32,062
                                  -----------------------------------------------------------------------------------------------
                                  Mechala Group Jamaica Ltd., 12.75% Bonds, 12/30/99(10)                    38,000         39,069
                                                                                                                      -----------
                                                                                                                           71,131

----------------------------------------------------------------------------------------------------------------------------------
SERVICES--0.1%                    Protection One Alarm Monitoring, Inc., 6.75% Cv. Gtd. Sr. Sub. Nts.,
                                  9/15/03                                                                  110,000        104,637
----------------------------------------------------------------------------------------------------------------------------------
RETAIL--0.7%
----------------------------------------------------------------------------------------------------------------------------------
SUPERMARKETS--0.7%                Grand Union Co., 12% Sr. Nts., 9/1/04                                    423,000        421,943
                                  -----------------------------------------------------------------------------------------------
                                  Ralph's Grocery Co., 10.45% Sr. Nts., 6/15/04                            225,000        236,813
                                                                                                                      -----------
                                                                                                                          658,756

----------------------------------------------------------------------------------------------------------------------------------
TRANSPORTATION--0.6%
----------------------------------------------------------------------------------------------------------------------------------
AIR TRANSPORTATION--0.1%          American International Group, Inc., 11.70% Unsec. Unsub.
                                  Bonds, 12/4/01(14) ITL                                                95,000,000         65,737
----------------------------------------------------------------------------------------------------------------------------------
RAILROADS--0.5%                   Transtar Holdings LP/Transtar Capital Corp.,
                                  0%/13.375% Sr. Disc. Nts., Series B, 12/15/03(5)(13)                     500,000        406,250
----------------------------------------------------------------------------------------------------------------------------------
UTILITIES--6.5%
----------------------------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--2.0%          California Energy, Inc., 10.25% Sr. Disc. Nts., 1/15/04                  450,000        481,500
                                  -----------------------------------------------------------------------------------------------
                                  El Paso Electric Co., 9.40% First Mtg. Bonds, Series E, 5/1/11           250,000        271,875
                                  -----------------------------------------------------------------------------------------------
                                  First PV Funding Corp., 10.15% Lease Obligation Bonds, Series 1986B,
                                  1/15/16                                                                  115,000        122,619
                                  -----------------------------------------------------------------------------------------------
                                  New Zealand Electric Corp., 10% Debs., 10/15/01 NZD                      330,000        241,771
                                  -----------------------------------------------------------------------------------------------
                                  Subic Power Corp.:
                                  9.50% Sr. Sec. Nts., 12/28/08                                            413,793        426,207
                                  9.50% Sr. Sec. Nts., 12/28/08(10)                                         82,758         85,241
                                  -----------------------------------------------------------------------------------------------
                                  Tenaga Nasional Berhad, Zero Coupon Malaysian Commercial Paper,
                                  7.11%, 5/26/97(12) MYR                                                   500,000        199,713
                                                                                                                      -----------
                                                                                                                        1,828,926

----------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS--4.5%          Bell Cablemedia plc, 0%/11.95% Sr. Disc. Nts., 7/15/04(13)               500,000        435,625
                                  -----------------------------------------------------------------------------------------------
                                  Call-Net Enterprises, Inc., 0%/13.25% Sr. Disc. Nts., 12/1/04(13)        200,000        168,000
                                  -----------------------------------------------------------------------------------------------
                                  Celcaribe SA, 0%/13.50% Sr. Sec. Nts., 3/15/04(5)(13)                    350,000        301,000
                                  -----------------------------------------------------------------------------------------------
                                  Cellular Communications International, Inc., Zero Coupon
                                  Sr. Disc. Nts., 12.32%, 8/15/00(12)                                      600,000        433,500
                                  -----------------------------------------------------------------------------------------------
                                  Comcast UK Cable Partner Ltd., 0%/11.20% Sr. Disc. Debs., 11/15/07(13)   350,000        238,000
                                  -----------------------------------------------------------------------------------------------
                                  Comunicacion Celular SA, 0%/13.125% Sr. Deferred Coupon Bonds, 11/15/03
                                  (13)                                                                     300,000        207,750
                                  -----------------------------------------------------------------------------------------------
                                  Hyperion Telecommunications, Inc., 0%/13% Sr. Disc. Nts., Series B,
                                  4/15/03(13)                                                              275,000        153,313
                                  -----------------------------------------------------------------------------------------------
                                  ICG Holdings, Inc.:
                                  0%/12.50% Gtd. Sr. Disc. Nts., 5/1/06(13)                                470,000        296,100
                                  0%/13.50% Sr. Disc. Nts., 9/15/05(13)                                     50,000         34,125
                                  -----------------------------------------------------------------------------------------------
                                  McCaw International Ltd., Units (each unit consists of $1,000 principal amount of 0%/13% sr. disc. nts., 4/15/07 and one warrant to purchase
                                  0.10616 share of common stock)(10)(13)(15)                               340,000        161,500
                                  -----------------------------------------------------------------------------------------------
                                  Metrocall, Inc., 10.375% Sr. Sub. Nts., 10/1/07                          300,000        241,500
                                  -----------------------------------------------------------------------------------------------
                                  Omnipoint Corp., 11.625% Sr. Nts., 8/15/06                               300,000        265,500
                                  -----------------------------------------------------------------------------------------------
                                  ORBCOMM Global LP/ORBCOMM Capital Corp., 14% Sr. Nts., 8/15/04           155,000        157,713

                                  10  Oppenheimer Strategic Income & Growth Fund

                                                                                                         FACE         MARKET VALUE
                                                                                                         AMOUNT(1)    SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS                PriCellular Wireless Corp., 0%/14% Sr. Sub. Disc. Nts., 11/15/01
(CONTINUED)                       (5)(13)                                                                 $500,000       $502,500
                                  -----------------------------------------------------------------------------------------------
                                  Sprint Spectrum LP/Sprint Spectrum Finance Corp.,
                                  0%/12.50% Sr. Disc. Nts., 8/15/06(13)                                    295,000        193,225
                                  -----------------------------------------------------------------------------------------------
                                  Teleport Communications Group, Inc., 0%/11.125% Sr. Disc. Nts.,
                                  7/1/07(13)                                                               400,000        268,000
                                                                                                                      -----------
                                                                                                                        4,057,351
                                                                                                                      -----------
                                  Total Corporate Bonds and Notes (Cost $17,639,540)                                   17,960,607


                                                                                                            SHARES
----------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS--19.5%
----------------------------------------------------------------------------------------------------------------------------------
BASIC INDUSTRY--1.0%
----------------------------------------------------------------------------------------------------------------------------------
CONTAINERS--0.0%                  Equitable Bag, Inc.(5)(16)                                                 1,861          9,305
----------------------------------------------------------------------------------------------------------------------------------
METALS/MINING--1.0%               USX-U.S. Steel Group, Inc.                                                33,000        878,625
----------------------------------------------------------------------------------------------------------------------------------
CONSUMER RELATED--0.5%
----------------------------------------------------------------------------------------------------------------------------------
FOOD/BEVERAGES/TOBACCO--0.5%      Philip Morris Cos., Inc.                                                   4,000        456,500
----------------------------------------------------------------------------------------------------------------------------------
ENERGY--3.9%
----------------------------------------------------------------------------------------------------------------------------------
                                  Phillips Petroleum Co.                                                    22,000        899,250
                                  -----------------------------------------------------------------------------------------------
                                  Unocal Corp.                                                              31,000      1,181,875
                                  -----------------------------------------------------------------------------------------------
                                  USX-Marathon Group                                                        50,000      1,393,750
                                                                                                                      -----------
                                                                                                                        3,474,875

----------------------------------------------------------------------------------------------------------------------------------
FINANCIAL SERVICES--5.8%
----------------------------------------------------------------------------------------------------------------------------------
BANKS & THRIFTS--0.9%             BankAmerica Corp.                                                          8,000        806,000
----------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL--3.1%       Dean Witter, Discover & Co.                                                6,000        209,250
                                  -----------------------------------------------------------------------------------------------
                                  Federal Home Loan Mortgage Corp.                                          36,000        981,000
                                  -----------------------------------------------------------------------------------------------
                                  Green Tree Financial Corp.                                                24,000        810,000
                                  -----------------------------------------------------------------------------------------------
                                  Merrill Lynch & Co., Inc.                                                  9,000        772,875
                                                                                                                      -----------
                                                                                                                        2,773,125

----------------------------------------------------------------------------------------------------------------------------------
INSURANCE--1.8%                   Cigna Corp.                                                                7,000      1,022,875
                                  -----------------------------------------------------------------------------------------------
                                  Loews Corp.                                                                7,000        622,125
                                                                                                                      -----------
                                                                                                                        1,645,000

----------------------------------------------------------------------------------------------------------------------------------
HOUSING RELATED--1.0%
----------------------------------------------------------------------------------------------------------------------------------
BUILDING MATERIALS--1.0%          Centex Corp.                                                              25,000        881,250
----------------------------------------------------------------------------------------------------------------------------------
MANUFACTURING--6.1%
----------------------------------------------------------------------------------------------------------------------------------
AEROSPACE/ELECTRONICS/            Compaq Computer Corp.(16)                                                 15,000      1,149,375
COMPUTERS--6.1%                   -----------------------------------------------------------------------------------------------
                                  Data General Corp.(16)                                                    64,000      1,088,000
                                  -----------------------------------------------------------------------------------------------
                                  Intel Corp.                                                                8,000      1,113,000
                                  -----------------------------------------------------------------------------------------------
                                  International Business Machines Corp.                                      6,000        824,250
                                  -----------------------------------------------------------------------------------------------
                                  Seagate Technology(16)                                                     8,000        359,000
                                  -----------------------------------------------------------------------------------------------
                                  Tandem Computers, Inc.(16)                                                79,000        938,125
                                                                                                                      -----------
                                                                                                                        5,471,750

----------------------------------------------------------------------------------------------------------------------------------
RETAIL--1.0%
----------------------------------------------------------------------------------------------------------------------------------
DEPARTMENT STORES--1.0%           Dayton Hudson Corp.                                                       21,000        876,750


                                  11  Oppenheimer Strategic Income & Growth Fund

                                  STATEMENT OF INVESTMENTS   (Unaudited) (Continued)
                                                                                                                      MARKET VALUE
                                                                                                         SHARES       SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
UTILITIES--0.2%
----------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS--0.2%          Celcaribe SA(5)(16)                                                       65,040    $   178,860
                                                                                                                      -----------
                                  Total Common Stocks (Cost $14,496,149)                                               17,452,040

----------------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS--1.0%
----------------------------------------------------------------------------------------------------------------------------------
                                  California Federal Bank:
                                  10.625% Non-Cum., Series B                                                   500         55,000
                                  11.50% Non-Cum.                                                            2,000        226,000
                                  -----------------------------------------------------------------------------------------------
                                  Panamsat Corp., 12.75% Sr. Preferred Exchangeable(5)(9)                      255        306,000
                                  -----------------------------------------------------------------------------------------------
                                  Prime Retail, Inc., $19.00 Cv., Series B                                  12,000        276,000
                                                                                                                      -----------
                                  Total Preferred Stocks (Cost $866,649)                                                  863,000

----------------------------------------------------------------------------------------------------------------------------------
OTHER SECURITIES--0.0%
----------------------------------------------------------------------------------------------------------------------------------
                                  Kaiser Aluminum Corp., 8.255% Cv. Preferred Redeemable
                                  Increased Dividend Equity Securities (Cost $25,344)                        2,400         27,000

                                                                                                             UNITS
----------------------------------------------------------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES--0.0%
----------------------------------------------------------------------------------------------------------------------------------
                                  American Telecasting, Inc. Wts., Exp. 6/99                                 2,000          1,625
                                  -----------------------------------------------------------------------------------------------
                                  Comunicacion Celular SA Wts., Exp. 11/03(5)                                  300         21,000
                                  -----------------------------------------------------------------------------------------------
                                  Hyperion Telecommunications, Inc. Wts., Exp. 4/01(5)                         275          8,250
                                  -----------------------------------------------------------------------------------------------
                                  In-Flight Phone Corp. Wts., Exp. 8/02                                        300             --
                                                                                                                      -----------
                                  Total Rights, Warrants and Certificates (Cost $0)                                        30,875

                                                                                                         FACE
                                                                                                         AMOUNT(1)
----------------------------------------------------------------------------------------------------------------------------------
STRUCTURED INSTRUMENTS--3.7%
----------------------------------------------------------------------------------------------------------------------------------
                                  Bayerische Landesbank CD, New York Branch:
                                  10.30%, 3/16/98 (linked to Greek Drachma on 3/14/98)                  $1,000,000        987,500
                                  13.75%, 8/18/97 (indexed to the cross currency rates of
                                  Greek Drachma and Chilean Peso)                                          550,000        547,250
                                  -----------------------------------------------------------------------------------------------
                                  Canadian Imperial Bank of Commerce CD, New York Branch,
                                  16.75%, 4/16/97 (indexed to the Federation GKO, Zero Coupon, 4/9/97)     100,000         99,938
                                  -----------------------------------------------------------------------------------------------
                                  ING (U.S.) Capital Holdings Corp., Zero Coupon Czech Koruna
                                  Linked Promissory Nts., 12.18%, 6/23/97(12) CZK                        2,180,000         73,127
                                  -----------------------------------------------------------------------------------------------
                                  ING (U.S.) Financial Holdings Corp., Zero Coupon:
                                  Czech Koruna Linked Promissory Nts., 10.98%, 11/17/97(12) CZK          4,462,296        142,428
                                  Czech Koruna/U.S. Dollar Linked Nts., 11.10%, 3/3/98(12)                  75,000         66,487
                                  Czech Koruna/U.S. Dollar Linked Nts., 11.10%, 3/4/98(12)                  75,000         66,937
                                  Korean Won/U.S. Dollar Linked Nts., 10.87%, 6/9/97(12)                    75,000         67,308
                                  Slovakia Koruna Linked Nts., 12.52%, 9/4/97(12)                           50,000         47,735
                                  South African Rand/U.S. Dollar Linked Nts., 15.41%, 3/18/98(12)          150,000        129,765
                                  -----------------------------------------------------------------------------------------------
                                  Internationale Nederlanden Bank NV, Prague Branch,
                                  Zero Coupon Promissory Nts., 10.52%, 4/28/97(12) CZK                   4,600,000        156,763
                                  -----------------------------------------------------------------------------------------------
                                  Lehman Brothers Holdings, Inc., Zero Coupon Greek
                                  Drachma/Swiss Franc Linked Nts., 14.709%, 1/15/98(12)                     50,000         50,110

                                  12  Oppenheimer Strategic Income & Growth Fund

                                                                                                         FACE         MARKET VALUE
                                                                                                         AMOUNT(1)    SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
STRUCTURED INSTRUMENTS            Salomon, Inc., Zero Coupon:
(CONTINUED)                       Chilean Peso-Indexed Enhanced Access Nts., 10.12%, 6/17/97(12)           $71,339        $71,011
                                  Chilean Peso-Indexed Enhanced Access Nts., 10.64%, 9/9/97(12)             70,000         66,318
                                  Russia S-Account Credit Linked Nts., 12.07%, 8/15/97(12)                 130,000        123,864
                                  Russia S-Account Credit Linked Nts., 11.86%, 8/28/97(12)                 250,000        237,100
                                  Russia S-Account Credit Linked Nts., 12.10%, 8/7/97(12)                  150,000        143,325
                                  Russia S-Account Credit Linked Nts., 12.07%, 8/8/97(12)                  200,000        191,020
                                  -----------------------------------------------------------------------------------------------
                                  SPARC EM Ltd., Zero Coupon Russian GKO Linked/U.S. Dollar Nts.,
                                  12.24%, 10/15/97(12)                                                      40,000         37,460
                                                                                                                      -----------
                                  Total Structured Instruments (Cost $3,350,926)                                        3,305,446

                                                                                DATE         STRIKE      CONTRACTS
----------------------------------------------------------------------------------------------------------------------------------
PUT OPTIONS PURCHASED--0.1%
----------------------------------------------------------------------------------------------------------------------------------
                                  Deutsche Mark Put Opt.                        5/97       1.633DEM        600,000          9,868
                                  -----------------------------------------------------------------------------------------------
                                  Deutsche Mark Put Opt.                        5/97        1.64DEM      2,740,000         39,311
                                  -----------------------------------------------------------------------------------------------
                                  Italy (Republic of) Treasury Bonds,
                                  Buoni del Tesoro Poliennali, 9.50%,
                                  5/1/01 Put Opt.                               7/97     102.30%ITL            211            169
                                                                                                                     ------------
                                  Total Put Options Purchased (Cost $46,340)                                               49,348

----------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE
(COST $90,904,725)                                                                                          104.5%     93,512,594
----------------------------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER
ASSETS                                                                                                       (4.5)     (4,055,123)
                                                                                                        ----------    ------------
NET ASSETS                                                                                                   100.0%   $89,457,471
                                                                                                        ----------    ------------
                                                                                                        ----------    ------------
                                  1. Face amount is reported in U.S. Dollars, except for those denoted in the following currencies:
                                  ARP--Argentine Peso                ITL--Italian Lira
                                  AUD--Australian Dollar             JPY--Japanese Yen
                                  CAD--Canadian Dollar               MXP--Mexican Peso
                                  CZK--Czech Koruna                  MYR--Malaysian Ringgit
                                  DEM--German Deutsche Mark          NZD--New Zealand Dollar
                                  ESP--Spanish Peseta                PLZ--Polish Zloty
                                  FIM--Finnish Markka                SEK--Swedish Krona
                                  GBP--British Pound Sterling        SKK--Slovakia Koruna
                                  IDR--Indonesian Rupiah             ZAR--South African Rand
                                  IEP--Irish Punt
                                  2. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows.
                                  3. When-issued security to be delivered and settled after March 31, 1997.
                                  4. Represents the current interest rate for a variable rate security.
                                  5. Identifies issues considered to be illiquid or restricted--See Note 8 of Notes to Financial
                                  Statements.
                                  6. A sufficient amount of securities has been designated to cover outstanding written call options, as follows:

                                                  CONTRACTS/FACE          EXPIRATION     EXERCISE    PREMIUM      MARKET VALUE
                                                  SUBJECT TO CALL/PUT     DATES          PRICE       RECEIVED     SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Canadian Dollar Put Option                         1,170,000              5/23/97         1.375CAD     $3,340       $ 7,371
----------------------------------------------------------------------------------------------------------------------------------
Canadian Dollar Put Option                           680,000              6/18/97          1.38CAD      2,055         3,450
----------------------------------------------------------------------------------------------------------------------------------
German (Republic of) Bonds, Series 118,
5.25%, 2/21/01 Put Option                            200,000              7/16/97        99.57%DEM      4,800           140
----------------------------------------------------------------------------------------------------------------------------------
New Zealand Dollar Call Option                       305,000              5/29/97         1.434NZD      2,189         1,739
----------------------------------------------------------------------------------------------------------------------------------
New Zealand Dollar Call Option                       140,000              5/28/97         1.438NZD        966           914
----------------------------------------------------------------------------------------------------------------------------------
New Zealand Dollar Call Option                       600,000              5/23/97         1.441NZD      4,200         4,224
----------------------------------------------------------------------------------------------------------------------------------
New Zealand Dollar Call Option                       280,000              6/9/97           1.42NZD      2,016         1,114
----------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Nts., 6%, 2/15/26 Call Option       $  500,000              4/11/97           93.00%      3,125            --
                                                                                                      --------     --------
                                                                                                       $22,691     $18,952
                                                                                                      --------     --------
                                                                                                      --------     --------

                                  13  Oppenheimer Strategic Income & Growth Fund

                                  STATEMENT OF INVESTMENTS   (Unaudited)(Continued)

                                  -------------------------------------------------------------------------------------------------
                                  7. Indexed instrument for which the principal amount and/or interest due at maturity is affected by the relative value of a foreign currency.
                                  8. Securities with an aggregate market value of $717,781 are held in collateralized accounts to cover initial margin requirements on open futures sales contracts. See Note 6 of Notes to
                                  Financial Statements.
                                  9. Interest or dividend is paid in kind.
                                  10. Represents securities sold under Rule 144A, which are exempt from registration under the
                                  Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $1,467,469 or 1.64%
                                  of the Fund's net assets, at March 31, 1997.
                                  11. Represents the current interest rate for an increasing rate security.
                                  12. For zero coupon bonds, the interest rate shown is the effective yield on the date of purchase.
                                  13. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.
                                  14. A sufficient amount of securities has been designated to cover outstanding forward foreign currency exchange contracts. See Note 5 of Notes to Financial Statements.
                                  15. Units may be comprised of several components, such as debt and equity and/or warrants to purchase equity at some point in the future. For units which represent debt securities, face amount disclosed represents total underlying principal.
                                  16. Non-income producing security.
                                  See accompanying Notes to Financial Statements.

                                  14  Oppenheimer Strategic Income & Growth Fund

                                  STATEMENT OF ASSETS AND LIABILITIES   March 31, 1997 (Unaudited)

----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
ASSETS                            Investments, at value (cost $90,904,725)--see accompanying statement                $93,512,594
                                  -----------------------------------------------------------------------------------------------
                                  Unrealized appreciation on forward foreign currency exchange contracts--Note 5           86,627
                                  -----------------------------------------------------------------------------------------------
                                  Receivables:
                                  Interest, dividends and principal paydowns                                            1,186,480
                                  Shares of beneficial interest sold                                                      649,265
                                  Investments sold                                                                        616,410
                                  Closed forward foreign currency exchange contracts                                        2,927
                                  Daily variation on futures contracts--Note 6                                              2,125
                                  -----------------------------------------------------------------------------------------------
                                  Other                                                                                     5,466
                                                                                                                      -----------
                                  Total assets                                                                         96,061,894

----------------------------------------------------------------------------------------------------------------------------------
LIABILITIES                       Bank overdraft                                                                          108,992
                                  -----------------------------------------------------------------------------------------------
                                  Unrealized depreciation on forward foreign currency exchange contracts
                                  --Note 5                                                                                 11,207
                                  -----------------------------------------------------------------------------------------------
                                  Options written, at value (premiums received $22,691)--
                                  see accompanying statement--Note 7                                                       18,952
                                  -----------------------------------------------------------------------------------------------
                                  Payables and other liabilities:
                                  Investments purchased (including $5,295,750 purchased on a when-issued basis)
                                  --Note 1                                                                              5,581,580
                                  Dividends                                                                               392,187
                                  Shares of beneficial interest redeemed                                                  334,511
                                  Distribution and service plan fees                                                       53,659
                                  Transfer and shareholder servicing agent fees                                            19,910
                                  Closed forward foreign currency exchange contracts                                        4,336
                                  Other                                                                                    79,089
                                                                                                                      -----------
                                  Total liabilities                                                                     6,604,423

----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                                            $89,457,471
                                                                                                                      -----------
                                                                                                                      -----------

----------------------------------------------------------------------------------------------------------------------------------
COMPOSITION OF                    Paid-in capital                                                                     $82,610,742
NET ASSETS                        ------------------------------------------------------------------------------------------------
                                  Overdistributed net investment income                                                  (507,765)
                                  ------------------------------------------------------------------------------------------------
                                  Accumulated net realized gain on investments and foreign currency transactions        4,629,123
                                  ------------------------------------------------------------------------------------------------
                                  Net unrealized appreciation on investments and translation of assets and
                                  liabilities denominated in foreign currencies                                         2,725,371
                                                                                                                      -----------
                                  Net assets                                                                          $89,457,471
                                                                                                                      -----------
                                                                                                                      -----------

----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE                   Class A Shares:
PER SHARE                         Net asset value and redemption price per share (based on net assets of $49,728,653
                                  and 8,783,879 shares of beneficial interest outstanding)                                  $5.66
                                  Maximum offering price per share (net asset value plus sales charge of 4.75%
                                  of offering price)                                                                        $5.94

                                  -----------------------------------------------------------------------------------------------
                                  Class B Shares:
                                  Net asset value, redemption price and offering price per share (based on net assets
                                  of $37,190,296 and 6,580,454 shares of beneficial interest outstanding)                   $5.65
                                  -----------------------------------------------------------------------------------------------
                                  Class C Shares:
                                  Net asset value, redemption price and offering price per share (based on net assets
                                  of $2,538,522 and 450,174 shares of beneficial interest outstanding)                      $5.64

                                  See accompanying Notes to Financial Statements.

                                  15  Oppenheimer Strategic Income & Growth Fund

                                  STATEMENT OF OPERATIONS   For the Six Months Ended March 31, 1997 (Unaudited)

----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME                 Interest (net of foreign withholding taxes of $9,680)                                $2,686,297
                                  -----------------------------------------------------------------------------------------------
                                  Dividends                                                                               247,940
                                                                                                                      -----------
                                  Total income                                                                          2,934,237

----------------------------------------------------------------------------------------------------------------------------------
EXPENSES                          Management fees--Note 4                                                                 317,319
                                  -----------------------------------------------------------------------------------------------
                                  Distribution and service plan fees--Note 4:
                                  Class A                                                                                  59,272
                                  Class B                                                                                 165,857
                                  Class C                                                                                   8,913
                                  -----------------------------------------------------------------------------------------------
                                  Transfer and shareholder servicing agent fees--Note 4                                    68,108
                                  -----------------------------------------------------------------------------------------------
                                  Shareholder reports                                                                      50,534
                                  -----------------------------------------------------------------------------------------------
                                  Custodian fees and expenses                                                              24,620
                                  -----------------------------------------------------------------------------------------------
                                  Legal and auditing fees                                                                   7,006
                                  -----------------------------------------------------------------------------------------------
                                  Registration and filing fees:
                                  Class A                                                                                     181
                                  Class B                                                                                   2,474
                                  Class C                                                                                     391
                                  -----------------------------------------------------------------------------------------------
                                  Tustees' fees and expenses                                                                2,323
                                  -----------------------------------------------------------------------------------------------
                                  Other                                                                                     3,655
                                                                                                                      -----------
                                  Total expenses                                                                          710,653

----------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                                                   2,223,584

----------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED           Net realized gain (loss) on:
GAIN (LOSS)                       Investments                                                                           4,488,975
                                  Closing of futures contracts                                                            (33,442)
                                  Closing and expiration of options written--Note 7                                        60,276
                                  Foreign currency transactions                                                           110,189
                                                                                                                      -----------
                                  Net realized gain                                                                     4,625,998

                                  -----------------------------------------------------------------------------------------------
                                  Net change in unrealized appreciation or depreciation on:
                                  Investments                                                                          (2,127,851)
                                  Translation of assets and liabilities denominated in foreign currencies                (221,514)
                                                                                                                      -----------
                                  Net change                                                                           (2,349,365)
                                                                                                                      -----------
                                  Net realized and unrealized gain                                                      2,276,633

----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS                                                                                              $4,500,217
                                                                                                                      -----------
                                                                                                                      -----------

                                  See accompanying Notes to Financial Statements.

                                  16  Oppenheimer Strategic Income & Growth Fund

                                  STATEMENTS OF CHANGES IN NET ASSETS
                                                                                                  SIX MONTHS ENDED  YEAR ENDED
                                                                                                  MARCH 31, 1997    SEPTEMBER 30,
                                                                                                  (UNAUDITED)       1996
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS                        Net investment income                                                 $2,223,584     $3,732,693
                                  -----------------------------------------------------------------------------------------------
                                  Net realized gain                                                      4,625,998      7,952,007
                                  -----------------------------------------------------------------------------------------------
                                  Net change in unrealized appreciation or depreciation                 (2,349,365)    (1,463,235)
                                                                                                       -----------     ----------
                                  Net increase in net assets resulting from operations                   4,500,217     10,221,465

----------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND                     Dividends from net investment income:
DISTRIBUTIONS TO                  Class A                                                               (1,489,957)    (2,671,884)
SHAREHOLDERS                      Class B                                                                 (876,134)    (1,293,779)
                                  Class C                                                                  (46,387)       (20,396)
                                  -----------------------------------------------------------------------------------------------
                                  Distributions from net realized gain:
                                  Class A                                                               (3,183,894)            --
                                  Class B                                                               (2,069,731)            --
                                  Class C                                                                  (92,338)            --

----------------------------------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST               Net increase in net assets resulting from beneficial interest
TRANSACTIONS                      transactions--Note 2:
                                  Class A                                                                4,830,659      1,764,170
                                  Class B                                                                9,579,994      6,853,287
                                  Class C                                                                1,518,471      1,071,210

----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                        Total increase                                                        12,670,900     15,924,073
                                  -----------------------------------------------------------------------------------------------
                                  Beginning of period                                                   76,786,571     60,862,498
                                                                                                       -----------    -----------
                                  End of period (including overdistributed net investment income
                                  of $507,765 and $318,871, respectively)                              $89,457,471    $76,786,571
                                                                                                       -----------    -----------
                                                                                                       -----------    -----------

                                  See accompanying Notes to Financial Statements.

                                  17  Oppenheimer Strategic Income & Growth Fund

                                                 FINANCIAL HIGHLIGHTS

                                                 CLASS A
                                                 ---------------------------------------------------------------------------
                                                 SIX MONTHS
                                                 ENDED
                                                 MARCH 31, 1997   YEAR ENDED SEPTEMBER 30,
                                                 (UNAUDITED)      1996         1995       1994      1993          1992(3)
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA:
Net asset value, beginning of period                  $5.88        $5.36       $4.92        $5.26       $5.03        $5.00
----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                   .16          .32         .32          .21         .22          .07(4)
Net realized and unrealized gain (loss)                 .19          .54         .44         (.23)        .22          .02
                                                     ------       ------        ----         ----        ----         ----
Total income (loss) from investment operations          .35          .86         .76         (.02)        .44          .09

----------------------------------------------------------------------------------------------------------------------------------
Dividends and distributions to shareholders:
Dividends from net investment income                   (.18)        (.34)       (.32)        (.21)       (.20)        (.06)
Dividends in excess of net investment income             --           --          --         (.01)         --           --
Distributions from net realized gain                   (.39)          --          --           --        (.01)          --
Distributions in excess of net realized gain             --           --          --         (.10)         --           --
                                                     ------       ------        ----         ----        ----         ----
Total dividends and distributions to shareholders      (.57)        (.34)       (.32)        (.32)       (.21)        (.06)
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                        $5.66        $5.88       $5.36        $4.92       $5.26        $5.03
                                                     ------       ------        ----         ----        ----         ----
                                                     ------       ------        ----         ----        ----         ----

----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE(5)                     5.91%      16.53%       16.09%       (0.23)%      8.84%       1.74%

----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)            $49,729      $46,747     $40,977      $42,733     $55,291      $48,397
----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                   $49,656      $43,764     $40,799      $48,360     $59,209      $30,264
----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
Net investment income                                   5.58%(6)    5.75%        6.37%       4.56%        4.33%       4.59%(6)
Expenses                                                1.36%(6)    1.43%        1.35%       1.43%        1.36%       1.46%(4)(6)
----------------------------------------------------------------------------------------------------------------------------------

Portfolio turnover rate(7)                             76.8%      147.3%       114.0%       80.0%       122.4%       25.8%

Average brokerage commission rate(8)                $0.0598     $0.0595          --          --           --          --

                                  1. For the period from October 2, 1995 (inception of offering) to September 30, 1996.
                                  2. For the period from November 30, 1992 (inception of offering) to September 30, 1993.
                                  3. For the period from June 1, 1992 (commencement of operations) to September 30, 1992.
                                  4. Net investment income would have been $.07 per share absent the voluntary expense reimbursement, resulting in an expense ratio of 1.74%.
                                  5. Assumes a hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns.  Total returns are not annualized for periods of less than one full year.

                                  18  Oppenheimer Strategic Income & Growth Fund

                                                 CLASS B
                                                 ---------------------------------------------------------------------------
                                                 SIX MONTHS
                                                 ENDED
                                                 MARCH 31, 1997   YEAR ENDED SEPTEMBER 30,
                                                 (UNAUDITED)      1996         1995       1994          1993(2)
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA:
Net asset value, beginning of period                  $5.87          $5.35     $4.91        $5.26       $5.10
----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                   .14            .29       .28          .19         .14
Net realized and unrealized gain (loss)                 .18            .53       .44         (.25)        .16
                                                     ------         ------      ----         ----        ----
Total income (loss) from investment operations          .32            .82       .72         (.06)        .30

----------------------------------------------------------------------------------------------------------------------------------
Dividends and distributions to shareholders:
Dividends from net investment income                   (.15)          (.30)     (.28)        (.18)       (.13)
Dividends in excess of net investment income             --             --        --         (.01)         --
Distributions from net realized gain                   (.39)            --        --           --        (.01)
Distributions in excess of net realized gain             --             --        --         (.10)         --
                                                     ------         ------      ----         ----        ----
Total dividends and distributions to shareholders      (.54)          (.30)     (.28)        (.29)       (.14)
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                        $5.65          $5.87     $5.35        $4.91       $5.26
                                                     ------         ------      ----         ----        ----
                                                     ------         ------      ----         ----        ----

----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE(5)                     5.52%        15.69%    15.26%       (1.17)%      5.86%

----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)            $37,190        $28,933   $19,885      $16,053     $12,386
----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                   $33,582        $24,263   $17,316      $14,986    $  7,541
----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
Net investment income                               4.79%(6)         4.94%     5.61%        3.86%     3.32%(6)
Expenses                                            2.12%(6)         2.19%     2.10%        2.17%     2.21%(6)
----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(7)                            76.8%         147.3%    114.0%        80.0%      122.4%

Average brokerage commission rate(8)                $0.0598        $0.0595        --           --          --

                                                 CLASS C
                                                 --------------------------------
                                                 SIX MONTHS          PERIOD
                                                 ENDED               ENDED
                                                 MARCH 31, 1997      SEPT. 30,
                                                 (UNAUDITED)         1996(1)
----------------------------------------------------------------------------------
PER SHARE OPERATING DATA:
Net asset value, beginning of period                 $ 5.86         $ 5.36
----------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                   .14            .28
Net realized and unrealized gain (loss)                 .18            .49
                                                        -----         -----
Total income (loss) from investment operations          .33            .77

----------------------------------------------------------------------------------
Dividends and distributions to shareholders:
Dividends from net investment income                   (.15)          (.27)
Dividends in excess of net investment income             --             --
Distributions from net realized gain                   (.39)            --
Distributions in excess of net realized gain             --             --
                                                        -----         -----
Total dividends and distributions to shareholders      (.54)          (.27)
----------------------------------------------------------------------------------
Net asset value, end of period                       $ 5.64         $ 5.86
                                                     --------       -------
                                                     --------       -------


----------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE(5)                    5.52%         15.18%

----------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)             $2,539         $1,106
----------------------------------------------------------------------------------
Average net assets (in thousands)                    $1,797         $  400
----------------------------------------------------------------------------------
Ratios to average net assets:
Net investment income                                  4.67%(6)       4.58%(6)
Expenses                                               2.14%(6)       2.28%(6)
----------------------------------------------------------------------------------
Portfolio turnover rate(7)                            76.8%         147.3%
Average brokerage commission rate(8)               $0.0598        $0.0595

                                  6. Annualized.
                                  7. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended March 31, 1997 were $74,335,704 and $63,368,545, respectively.
                                  8. Total brokerage commissions paid on applicable purchases and sales of portfolio securities for the period, divided by the total number of related shares purchased and sold.

                                  See accompanying Notes to Financial Statements.

                                  19  Oppenheimer Strategic Income & Growth Fund

                        NOTES TO FINANCIAL STATEMENTS   (Unaudited)

-------------------------------------------------------------------------------
1. SIGNIFICANT          Oppenheimer Strategic Income & Growth Fund (the Fund)
   ACCOUNTING POLICIES  is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management
                        investment company. The Fund's primary investment
                        objective is to seek a high level of current income and
                        capital appreciation through investments in U.S.
                        government, high-yield corporate and foreign bonds and
                        common stocks. The Fund's investment adviser is
                        OppenheimerFunds, Inc. (the Manager). The Fund offers
                        Class A, Class B and Class C shares. Class A shares are
                        sold with a front-end sales charge. Class B and Class C
                        shares may be subject to a contingent deferred sales
                        charge. All classes of shares have identical rights to
                        earnings, assets and voting privileges, except that
                        each class has its own distribution and/or service
                        plan, expenses directly attributable to a particular
                        class and exclusive voting rights with respect to
                        matters affecting a single class. Class B shares will
                        automatically convert to Class A shares six years after
                        the date of purchase. The following is a summary of
                        significant accounting policies consistently followed
                        by the Fund.
                        ------------------------------------------------------
                        INVESTMENT VALUATION. Portfolio securities are valued
                        at the close of the New York Stock Exchange on each
                        trading day. Listed and unlisted securities for which
                        such information is regularly reported are valued at
                        the last sale price of the day or, in the absence of
                        sales, at values based on the closing bid or the last
                        sale price on the prior trading day. Long-term and
                        short-term "non-money market" debt securities are
                        valued by a portfolio pricing service approved by the
                        Board of Trustees. Such securities which cannot be
                        valued by the approved portfolio pricing service are
                        valued using dealer-supplied valuations provided the
                        Manager is satisfied that the firm rendering the quotes
                        is reliable and that the quotes reflect current market
                        value, or are valued under consistently applied
                        procedures established by the Board of Trustees to
                        determine fair value in good faith. Short-term "money
                        market type" debt securities having a remaining
                        maturity of 60 days or less are valued at cost (or last
                        determined market value) adjusted for amortization to
                        maturity of any premium or discount. Forward foreign
                        currency exchange contracts are valued based on the
                        closing prices of the forward currency contract rates
                        in the London foreign exchange markets on a daily basis
                        as provided by a reliable bank or dealer. Options are
                        valued based upon the last sale price on the principal
                        exchange on which the option is traded or, in the
                        absence of any transactions that day, the value is
                        based upon the last sale price on the prior trading
                        date if it is within the spread between the closing bid
                        and asked prices. If the last sale price is outside the
                        spread, the closing bid is used.
                        ------------------------------------------------------
                        SECURITIES PURCHASED ON A WHEN-ISSUED BASIS. Delivery
                        and payment for securities that have been purchased by
                        the Fund on a forward commitment or when-issued basis
                        can take place a month or more after the transaction
                        date. During this period, such securities do not earn
                        interest, are subject to market fluctuation and may
                        increase or decrease in value prior to their delivery.
                        The Fund maintains, in a segregated account with its
                        custodian, assets with a market value equal to the
                        amount of its purchase commitments. The purchase of
                        securities on a when-issued or forward commitment basis
                        may increase the volatility of the Fund's net asset
                        value to the extent the Fund makes such purchases while
                        remaining substantially fully invested. As of March 31,
                        1997, the Fund had entered into outstanding when-issued
                        or forward commitments of $5,295,750.
                                  In connection with its ability to purchase
                        securities on a when-issued or forward commitment
                        basis, the Fund may enter into mortgage "dollar-rolls''
                        in which the Fund sells securities for delivery in the
                        current month and simultaneously contracts with the
                        same counterparty to repurchase similar (same type
                        coupon and maturity) but not identical securities on a
                        specified future date. The Fund records each
                        dollar-roll as a sale and a new purchase transaction.
                        ------------------------------------------------------
                        FOREIGN CURRENCY TRANSLATION. The accounting records of the Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.
                                  The effect of changes in foreign currency
                        exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's
                        Statement of Operations.

                        20  Oppenheimer Strategic Income & Growth Fund

-------------------------------------------------------------------------------
1. SIGNIFICANT          REPURCHASE AGREEMENTS. The Fund requires the
   ACCOUNTING POLICIES  custodian to take possession, to have legally
   (CONTINUED)          segregated in the Federal Reserve Book Entry System
                        or to have segregated within the custodian's
                        vault, all securities held as collateral for
                        repurchase agreements.  The market value of the
                        underlying securities is required to be at least
                        102% of the resale price at the time of purchase.
                        If the seller of the agreement defaults and the
                        value of the collateral declines, or if the seller
                        enters an insolvency proceeding, realization of the
                        value of the collateral by the Fund may be delayed
                        or limited.
                        ------------------------------------------------------
                        ALLOCATION OF INCOME, EXPENSES, AND GAINS AND LOSSES.
                        Income, expenses (other than those attributable to a
                        specific class) and gains and losses are allocated
                        daily to each class of shares based upon the relative
                        proportion of net assets represented by such class.
                        Operating expenses directly attributable to a specific
                        class are charged against the operations of that class.
                        ------------------------------------------------------
                        FEDERAL TAXES. The Fund intends to continue to comply
                        with provisions of the Internal Revenue Code applicable
                        to regulated investment companies and to distribute all
                        of its taxable income, including any net realized gain
                        on investments not offset by loss carryovers, to
                        shareholders. Therefore, no federal income or excise
                        tax provision is required.
                        ------------------------------------------------------
                        ORGANIZATION COSTS. The Manager advanced $20,590 for
                        organization and start-up costs of the Fund. Such
                        expenses are being amortized over a five-year period
                        from the date operations commenced. In the event that
                        all or part of the Manager's initial investment in
                        shares of the Fund is withdrawn during the amortization
                        period, the redemption proceeds will be reduced to
                        reimburse the Fund for any unamortized expenses, in the
                        same ratio as the number of shares redeemed bears to
                        the number of initial shares outstanding at the time of
                        such redemption.
                        ------------------------------------------------------
                        DISTRIBUTIONS TO SHAREHOLDERS. The Fund intends to
                        declare dividends separately for Class A, Class B and
                        Class C shares from net investment income each day the
                        New York Stock Exchange is open for business and pay
                        such dividends monthly. Distributions from net realized
                        gains on investments, if any, will be declared at least
                        once each year.
                        ------------------------------------------------------
                        CLASSIFICATION OF DISTRIBUTIONS TO SHAREHOLDERS. Net
                        investment income (loss) and net realized gain (loss)
                        may differ for financial statement and tax purposes
                        primarily because of the recognition of certain foreign
                        currency gains (losses) as ordinary income (loss) for
                        tax purposes. The character of the distributions made
                        during the year from net investment income or net
                        realized gains may differ from their ultimate
                        characterization for federal income tax purposes. Also,
                        due to timing of dividend distributions, the fiscal
                        year in which amounts are distributed may differ from
                        the year that the income or realized gain was recorded
                        by the Fund.
                        ------------------------------------------------------
                        OTHER. Investment transactions are accounted for on the date the investments are purchased or sold (trade date) and dividend income is recorded on the ex-dividend date. Discount on securities purchased is amortized over the life of the respective securities, in accordance with federal income tax requirements.
                        Realized gains and losses on investments and options written and unrealized appreciation and depreciation are determined on an identified cost basis, which is the same basis used for federal income tax purposes.
                        Interest on payment-in-kind debt instruments is accrued as income at the coupon rate and a market adjustment is made on the ex-date.
                                  The preparation of financial statements in
                        conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

                        21  Oppenheimer Strategic Income & Growth Fund

---------------------------------------------------------------------------
2. SHARES OF             The Fund has authorized an unlimited number of no
   BENEFICIAL INTEREST   par value shares of beneficial interest of each
                         class. Transactions in shares of beneficial interest were as follows:

                                        SIX MONTHS ENDED MARCH 31,    YEAR ENDED SEPTEMBER 30,
                                                   1997                         1996(1)
                                        --------------------------    -------------------------
                                        SHARES         AMOUNT         SHARES         AMOUNT
                                        -------------------------------------------------------
Class A:
Sold                                     1,288,809     $7,564,980      2,387,772    $13,431,087
Dividends and distributions reinvested     715,731      4,151,483        402,412      2,264,550
Redeemed                                (1,177,058)    (6,885,804)    (2,477,164)   (13,931,467)
                                         ---------     ----------     ----------    -----------
Net increase                               827,482     $4,830,659        313,020     $1,764,170
                                         ---------     ----------     ----------    -----------
                                         ---------     ----------     ----------    -----------

-----------------------------------------------------------------------------------------------
Class B:
Sold                                     1,867,907    $10,888,282      2,134,954    $12,031,686
Dividends and distributions reinvested     417,008      2,413,500        179,351      1,009,405
Redeemed                                  (637,186)    (3,721,788)    (1,096,517)    (6,187,804)
                                         ---------     ----------     ----------    -----------
Net increase                             1,647,729     $9,579,994      1,217,788     $6,853,287
                                         ---------     ----------     ----------    -----------
                                         ---------     ----------     ----------    -----------

-----------------------------------------------------------------------------------------------
Class C:
Sold                                       343,133     $1,996,492        253,236     $1,433,118
Dividends and distributions reinvested      20,739        119,760          2,268         12,899
Redeemed                                  (102,631)      (597,781)       (66,571)      (374,807)
                                         ---------     ----------     ----------    -----------
Net increase                               261,241     $1,518,471        188,933     $1,071,210
                                         ---------     ----------     ----------    -----------
                                         ---------     ----------     ----------    -----------

                            1. For the year ended September 30, 1996 for Class A and Class B shares and for the period from October 2, 1995 (inception of offering) to September 30, 1996 for Class C shares.

-------------------------------------------------------------------------
3. UNREALIZED GAINS AND     At March 31, 1997, net unrealized
   LOSSES ON INVESTMENTS    appreciation on investments and options
                            written of $2,611,608 was composed of gross appreciation of $4,499,749, and gross depreciation of $1,838,141.

-------------------------------------------------------------------------
4. MANAGEMENT FEES          Management fees paid to the Manager were in
AND OTHER TRANSACTIONS      accordance with the investment
WITH AFFILIATES             advisory agreement with the Fund which
                            provides for a fee of 0.75% on the first $200
                            million of average annual net assets, 0.72% on the next $200 million, 0.69% on the next
                            $200 million, 0.66% on the next $200 million, 0.60% on the next $200 million and 0.50% on net assets in excess of $1 billion.
                                      For the six months ended March 31,
                            1997, commissions (sales charges paid by investors) on sales of Class A shares totaled
                            $178,816, of which $53,796 was retained by OppenheimerFunds Distributor, Inc. (OFDI), a subsidiary of the Manager, as general distributor, and by an affiliated broker/dealer. Sales charges advanced to broker/dealers by OFDI on sales of the Fund's
                            Class B and Class C shares totaled $385,298 and $19,387, of which $24,739 and $1,101, respectively, was paid to an affiliated
                            broker/dealer. During the six months ended
                            March 31, 1997, OFDI received contingent deferred sales charges of $55,377 and $2,225, respectively, upon redemption of Class B and Class C shares, as reimbursement for sales commissions advanced by OFDI at the time of sale of such shares.
                                      OppenheimerFunds Services (OFS), a
                            division of the Manager, is the transfer and shareholder servicing agent for the Fund, and for other registered investment companies.
                            OFS's total costs of providing such services are allocated ratably to these companies.
                                      The Fund has adopted a Service Plan
                            for Class A shares to reimburse OFDI for a portion of its costs incurred in connection with the personal service and maintenance of accounts that hold Class A shares.
                            Reimbursement is made quarterly at an annual rate that may not exceed 0.25% of the average annual net assets of Class A shares of the Fund. OFDI uses the service fee to reimburse brokers, dealers, banks and other financial institutions quarterly for providing personal service and maintenance of accounts of their customers that hold Class A shares. During the six months ended March 31, 1997, OFDI paid $7,527 to an affiliated broker/dealer as reimbursement for Class A personal service and maintenance expenses.

                            22  Oppenheimer Strategic Income & Growth Fund

-------------------------------------------------------------------------------
4. MANAGEMENT FEES AND            The Fund has adopted a reimbursement type
OTHER TRANSACTIONS                Distribution and Service Plan for
WITH AFFILIATES                   Class B shares to reimburse OFDI for its
(CONTINUED)                       services and costs in distributing Class B
                                  shares and servicing accounts. Under the Plan, the Fund pays OFDI an annual asset-based sales charge of 0.75% per year on Class B shares. OFDI also receives a service fee of 0.25% per year to reimburse dealers for providing personal services for accounts that hold Class B shares. Both fees are computed on the average annual net assets of Class B shares, determined as of the close of each regular business day. During the six months ended March 31, 1997, OFDI paid $1,681 to an affiliated broker/dealer as reimbursement for Class B personal service and maintenance expenses and retained
                                  $139,479 as reimbursement for Class B sales commissions and service fee advances, as well as financing costs. If the Plan is terminated by the Fund, the Board of Trustees may allow the Fund to continue payments of the asset-based sales charge to OFDI for certain expenses it incurred before the Plan was terminated. As of March 31, 1997, OFDI had incurred unreimbursed expenses of $1,604,837 for Class B.
                                            The Fund has adopted a compensation
                                  type Distribution and Service Plan for Class
                                  C shares to compensate OFDI for its services and costs in distributing Class C shares and servicing accounts. Under the Plan, the Fund pays OFDI an annual asset-based sales charge of 0.75% per year on Class C shares. OFDI also receives a service fee of 0.25% per year to compensate dealers for providing personal services for accounts that hold Class C shares. Both fees are computed on the average annual net assets of Class C shares, determined as of the close of each regular business day. During the six months ended
                                  March 31, 1997, OFDI retained $8,514 as
                                  compensation for Class C sales commissions and service fee advances, as well as financing costs. If the Plan is terminated by the Fund, the Board of Trustees may allow the Fund to continue payments of the asset-based sales charge to OFDI for certain expenses it incurred before the Plan was terminated. As of March 31, 1997, OFDI had incurred unreimbursed expenses of $64,357 for Class C.

-------------------------------------------------------------------------------
5. FORWARD CONTRACTS              A forward foreign currency exchange contract
                                  (forward contract) is a commitment to
                                  purchase or sell a foreign currency at a future date, at a negotiated rate.
                                            The Fund uses forward contracts to
                                  seek to manage foreign currency risks. They may also be used to tactically shift portfolio currency risk. The Fund generally enters into forward contracts as a hedge upon the purchase or sale of a security denominated in a foreign currency. In addition, the Fund may enter into such contracts as a hedge against changes in foreign currency exchange rates on portfolio positions.
                                            Forward contracts are valued based
                                  on the closing prices of the forward currency contract rates in the London foreign exchange markets on a daily basis as provided by a reliable bank or dealer. The Fund will realize a gain or loss upon the closing or settlement of the forward transaction.
                                            Securities held in segregated
                                  accounts to cover net exposure on outstanding forward contracts are noted in the Statement of Investments where applicable. Unrealized appreciation or depreciation on forward contracts is reported in the Statement of Assets and Liabilities. Realized gains and losses are reported with all other foreign currency gains and losses in the Fund's
                                  Statement of Operations.
                                            Risks include the potential
                                  inability of the counterparty to meet the terms of the contract and unanticipated movements in the value of a foreign currency relative to the U.S. Dollar.

                                  At March 31, 1997, the Fund had outstanding forward contracts to purchase and sell foreign currencies as follows:

                                            CONTRACT
                                            AMOUNT     VALUATION AS OF UNREALIZED    UNREALIZED
CONTRACTS TO PURCHASE     EXPIRATION DATES  (000S)     MARCH 31, 1997  APPRECIATION DEPRECIATION
-----------------------------------------------------------------------------------------------
New Zealand Dollar (NZD)  4/7/97             347 NZD     $241,230               $--        $139

CONTRACTS TO SELL
-----------------------------------------------------------------------------------------------
Canadian Dollar (CAD)     4/14/97--5/23/97  2,340 CAD  $1,695,747           $34,143         $--
French Franc (FRF)        4/28/97           1,145 FRF     204,341             3,804          --
New Zealand Dollar (NZD)  4/4/97--4/14/97   1,193 NZD     828,992             8,026          --
Swiss Franc (CHF)         4/7/97--7/2/97    2,670 CHF   1,863,621            40,654      11,068
                                                       ----------           -------     -------
                                                       $4,592,701            86,627      11,068
                                                       ----------           -------     -------
                                                       ----------
Net Unrealized Appreciation
 and Depreciation                                                           $86,627     $11,207
                                                                            -------     -------
                                                                            -------     -------

                                  23  Oppenheimer Strategic Income & Growth Fund

----------------------------------------------------------------------
6. FUTURES CONTRACTS     The Fund may buy and sell interest rate
                         futures contracts in order to gain exposure to or protect against changes in interest rates. The Fund may also buy or write put or call options on these futures contracts.
                                   The Fund generally sells futures
                         contracts to hedge against increases in
                         interest rates and the resulting negative effect on the value of fixed rate portfolio securities. The Fund may also purchase futures contracts to gain exposure to changes in interest rates as it may be more efficient or cost effective than actually buying fixed income securities.
                                   Upon entering into a futures
                         contract, the Fund is required to deposit either cash or securities in an amount
                         (initial margin) equal to a certain
                         percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The
                         Fund recognizes a realized gain or loss when the contract is closed or expires.
                                   Securities held in collateralized
                         accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of
                         Assets and Liabilities reflects a receivable or payable for the daily mark to market for variation margin.
                                   Risks of entering into futures
                         contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

                         At March 31, 1997, the Fund had outstanding futures contracts to purchase and sell debt securities as follows:

                                               NUMBER OF                             UNREALIZED
                                   EXPIRATION    FUTURES    VALUATION AS OF        APPRECIATION
CONTRACTS TO PURCHASE              DATES       CONTRACTS     MARCH 31, 1997      (DEPRECIATION)
-----------------------------------------------------------------------------------------------
U.S. Treasury Nts., 5-yr.          6/97               12         $1,251,563            $(9,750)
                                                                 ----------            --------
CONTRACTS TO SELL
-----------------------------------------------------------------------------------------------
U.S. Treasury Nts., 10-yr.         6/97               25         $2,637,500             $30,156
U.S. Treasury Bonds, 30-yr.        6/97                5            536,094               7,969
French Government Bonds, 10-yr.    6/97               11          1,253,318              14,960
                                                                 ----------            --------
                                                                 $5,678,475             $43,335
                                                                 ----------            --------
                                                                 ----------            --------

----------------------------------------------------------------------
7. OPTIONS ACTIVITY      The Fund may buy and sell put and call
                         options, or write put and covered call
                         options on portfolio securities in order to produce incremental earnings or protect against changes in the value of portfolio securities.
                                   The Fund generally purchases put
                         options or writes covered call options to hedge against adverse movements in the value of portfolio holdings. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.
                                   Options are valued daily based upon
                         the last sale price on the principal exchange on which the option is traded and unrealized appreciation or depreciation is recorded. The
                         Fund will realize a gain or loss upon the expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.

                         24  Oppenheimer Strategic Income & Growth Fund

----------------------------------------------------------------------
7. OPTIONS ACTIVITY      Securities designated to cover outstanding
(CONTINUED)              call options are noted in the Statement of
                         Investments where applicable. Shares subject to call, expiration date, exercise price, premium received and market value are detailed in a footnote to the Statement of Investments. Options written are reported as a liability in the Statement of Assets and Liabilities. Gains and losses are reported in the Statement of Operations.
                                   The risk in writing a call option
                         is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

                         Written option activity for the six months ended March 31, 1997 was as follows:

                                   CALL OPTIONS                    PUT OPTIONS
                            ---------------------------    --------------------------
                               NUMBER OF      AMOUNT OF      NUMBER OF      AMOUNT OF
                                 OPTIONS       PREMIUMS        OPTIONS       PREMIUMS
-------------------------------------------------------------------------------------
Options outstanding at
September 30, 1996             1,755,965        $10,578        123,388         $5,330
-------------------------------------------------------------------------------------
Options written                7,412,583         80,257      1,850,000          5,395
-------------------------------------------------------------------------------------
Options closed or expired     (7,843,048)       (78,339)      (123,188)          (530)
                               ---------        -------      ---------        -------
Options outstanding at
March 31, 1997                 1,325,500        $12,496      1,850,200        $10,195
                               ---------        -------      ---------        -------
                               ---------        -------      ---------        -------

----------------------------------------------------------------------
8. ILLIQUID AND          At March 31, 1997, investments in securities
 RESTRICTED SECURITIES   included issues that are illiquid or
                         restricted. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may be considered illiquid if it lacks a readily-available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than 10% of its net assets (determined at the time of purchase and reviewed from time to time) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limit. The aggregate value of illiquid or restricted securities subject to this limitation at March 31, 1997 was $4,202,364, which represents 4.70% of the Fund's net assets. Information concerning restricted securities is as follows:

                                                                              VALUATION
                                                                           PER UNIT AS OF
SECURITY                               ACQUISITION DATE    COST PER UNIT   MARCH 31, 1997
------------------------------------------------------------------------------------------
Transpower Finance Ltd. Gtd. Unsec.
Unsub. Bonds, 8%, 2/15/01               1/30/97             70.10%            68.83%

                         25  Oppenheimer Strategic Income & Growth Fund

                             OPPENHEIMER STRATEGIC INCOME & GROWTH FUND

-----------------------------------------------------------------------------
OFFICERS AND TRUSTEES        James C. Swain, Chairman and Chief Executive
                               Officer
                             Bridget A. Macaskill, Trustee and President
                             Robert G. Avis, Trustee
                             William A. Baker, Trustee
                             Charles Conrad, Jr., Trustee
                             Jon S. Fossel, Trustee
                             Sam Freedman, Trustee
                             Raymond J. Kalinowski, Trustee
                             C. Howard Kast, Trustee
                             Robert M. Kirchner, Trustee
                             Ned M. Steel, Trustee
                             George C. Bowen, Vice President, Treasurer and
                               Assistant Secretary
                             Robert C. Doll, Jr., Senior Vice President
                             Andrew J. Donohue, Vice President and Secretary
                             David P. Negri, Vice President
                             Arthur P. Steinmetz, Vice President
                             Robert J. Bishop, Assistant Treasurer
                             Scott T. Farrar, Assistant Treasurer
                             Robert G. Zack, Assistant Secretary
-----------------------------------------------------------------------------
INVESTMENT ADVISER           OppenheimerFunds, Inc.

-----------------------------------------------------------------------------
DISTRIBUTOR                  OppenheimerFunds Distributor, Inc.

-----------------------------------------------------------------------------
TRANSFER AND SHAREHOLDER     OppenheimerFunds Services
SERVICING AGENT

-----------------------------------------------------------------------------
CUSTODIAN OF                 The Bank of New York
PORTFOLIO SECURITIES

-----------------------------------------------------------------------------
INDEPENDENT AUDITORS         Deloitte & Touche LLP

-----------------------------------------------------------------------------
LEGAL COUNSEL                Myer, Swanson, Adams & Wolf, P.C.

                             The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors.
                                  This is a copy of a report to shareholders of
                             Oppenheimer Strategic Income & Growth Fund. This report must be preceded or accompanied by a Prospectus of Oppenheimer Strategic Income & Growth Fund. For material information concerning the Fund, see the Prospectus.
                             Shares of Oppenheimer funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount invested.

                             26  Oppenheimer Strategic Income & Growth Fund

                        OPPENHEIMERFUNDS FAMILY

-----------------------------------------------------------------------------
                        OppenheimerFunds offers over 50 funds designed to fit virtually every investment goal. Whether you're investing for retirement, your children's education or tax-free income, we have the funds to help you seek your objective.
                                  When you invest with OppenheimerFunds, you
                        can feel comfortable knowing that you are investing with a respected financial institution with over 35 years of experience in helping people just like you reach their financial goals. And you're investing with a leader in global, growth stock and flexible fixed-income investments--with over 3 million shareholder accounts and more than $60 billion under OppenheimerFunds' management and that of our affiliates.
                                  At OppenheimerFunds we don't charge a fee to
                        exchange shares. And you can exchange shares easily by mail or by telephone.1 For more information on Oppenheimer funds, please contact your financial adviser or call us at 1-800-525-7048 for a prospectus. You may also write us at the address shown on the back cover. As always, please read the prospectus carefully before you invest.

-----------------------------------------------------------------------------
REAL ASSET FUNDS        Real Asset Fund          Gold & Special Minerals Fund

-----------------------------------------------------------------------------
STOCK FUNDS             Developing Markets Fund  Growth Fund
                        Global Emerging          Global Fund
                          Growth Fund
                        Enterprise Fund(2)       Quest Global Value Fund
                        International
                          Growth Fund            Disciplined Value Fund
                        Discovery Fund           Oppenheimer Fund
                        Quest Small Cap
                          Value Fund             Value Stock Fund
                        Capital
                          Appreciation Fund(3)   Quest Value Fund
                        Quest Capital
                          Value Fund

-----------------------------------------------------------------------------
STOCK & BOND FUNDS      Main Street Income &
                          Growth Fund            Equity Income Fund
                        Quest Opportunity
                          Value Fund             Disciplined Allocation Fund
                        Total Return Fund        Multiple Strategies Fund(4)
                        Quest Growth & Income
                          Value Fund             Strategic Income & Growth Fund
                        Global Growth &
                          Income Fund            Bond Fund for Growth

-----------------------------------------------------------------------------
BOND FUNDS              International Bond Fund  Bond Fund
                        High Yield Fund          U.S. Government Trust
                        Champion Income Fund     Limited-Term Government Fund
                        Strategic Income Fund

-----------------------------------------------------------------------------
MUNICIPAL FUNDS         California Municipal
                          Fund(5)                Insured Municipal Fund
                        Florida Municipal Fund(5)Intermediate Municipal Fund
                        New Jersey Municipal
                          Fund(5)
                        New York Municipal
                          Fund(5)
                        Pennsylvania Municipal   Rochester Division
                          Fund(5)                Rochester Fund Municipals
                        Municipal Bond Fund        Limited Term New York
                                                   Municipal Fund

------------------------------------------------------------------------------
MONEY MARKET FUNDS(6)   Money Market Fund        Cash Reserves

-----------------------------------------------------------------------------
LIFESPAN                Growth Fund              Income Fund
                        Balanced Fund

                        1. Exchange privileges are subject to change or termination. Shares may be exchanged only for shares of the same class of eligible funds.
                        2. Effective 4/1/96, the Fund is closed to new investors.
                        3. On 12/18/96, the Fund's name was changed from "Target Fund."
                        4. On 3/6/97, the Fund's name was changed from "Asset Allocation Fund."
                        5. Available only to investors in certain states.
                        6. An investment in money market funds is neither insured nor guaranteed by the U.S. government and there can be no assurance that a money market fund will be able to maintain a stable net asset value of $1.00 per share.
                        Oppenheimer funds are distributed by OppenheimerFunds Distributor, Inc., Two World Trade Center, New York, NY 10048-0203.
                        (C) Copyright 1997 OppenheimerFunds, Inc. All rights reserved.

                        27  Oppenheimer Strategic Income & Growth Fund

     INFORMATION

GENERAL INFORMATION
Monday-Friday 8:30 a.m.-9 p.m. ET
Saturday 10 a.m.-2 p.m. ET

1-800-525-7048

TELEPHONE TRANSACTIONS
Monday-Friday 8:30 a.m.-8 p.m. ET

1-800-852-8457

PHONELINK
24 hours a day, automated
information and transactions

1-800-533-3310

TELECOMMUNICATIONS DEVICE
FOR THE DEAF (TDD)
Monday-Friday 8:30 a.m.-8 p.m. ET

1-800-843-4461

OPPENHEIMERFUNDS
INFORMATION HOTLINE
24 hours a day, timely and insightful
messages on the economy and
issues that affect your investments

1-800-835-3104

RS0275.001.0397       May 31, 1997


"HOW MAY I HELP YOU?"

As an Oppenheimer fund shareholder, you have some special privileges. Whether it's automatic investment plans, informative newsletters and hotlines, or ready account access, you can benefit from services designed to make investing simple.
    And when you need help, our Customer Service Representatives are only a toll-free phone call away. They can provide information about your account and handle administrative requests. You can reach them at our General Information
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    When you want to make a transaction, you can do it easily by calling our toll-free Telephone Transactions number. And, by enrolling in AccountLink, a convenient service that ''links'' your Oppenheimer funds accounts and your bank
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    For added convenience, you can get automated information with
OppenheimerFunds PhoneLink service, available 24 hours a day, 7 days a week. PhoneLink gives you access to a variety of fund, account, and market information. Of course, you can always speak with a Customer Service Representative during the General Information hours shown at the left.
    You can count on us whenever you need assistance. That's why the International Customer Service Association, an independent, nonprofit organization made up of over 3,200 customer service management professionals from around the country, honored the Oppenheimer funds' transfer agent, OppenheimerFunds Services, with their Award of Excellence in 1993.

    So call us today--we're here to help.

[PHOTO]
Customer Service Representative
OppenheimerFunds Services

--------------------------------------------------------------------------------
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-------------------------